Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Joint Ventures (Detail) $ in Thousands			3 Months Ended	12 Months Ended
	Jun. 12, 2022 CLP ($)	Dec. 30, 2021	Mar. 31, 2023 USD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets				$ 2,370,971,259	$ 3,064,242,319
Non-current Assets				9,462,749,777	8,801,337,413
Current Liabilities				2,793,918,344	3,168,491,880
Non-current Liabilities				4,278,916,420	4,308,148,549
Cash and cash equivalents				563,291,290	875,213,699	$ 309,975,140		$ 332,036,013
Revenue				4,262,591,097	4,379,000,090	2,829,682,404
Financial costs				(247,067,556)	(193,618,033)	(174,043,116)
Foreign currency exchange gains (losses)				(856,350)	18,401,453	(15,334,368)
Depreciation and amortization expense				(253,399,784)	(238,272,951)	(210,927,656)
Income tax expense				(226,912,485)	(469,696,880)	(15,138,658)
Profit (loss)				680,013,391	1,308,983,789	100,710,134
Comprehensive Income				596,347,112	1,431,368,724	10,240,748
Sale of equity interest				29,662,554		$ 11,786,767
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets				144,820,356	168,628,712
Non-current Assets				1,776,749,121	1,732,116,130
Current Liabilities				251,678,137	258,607,318
Non-current Liabilities				1,610,885,427	1,604,925,084
Revenue				1,042,145,056	1,342,760,054
Profit (loss)				20,064,295	20,539,585
Comprehensive Income				21,793,479	20,092,530
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Profit (loss)					(148,103)
Comprehensive Income					4,679,649
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets				14,966,228	15,891,445
Non-current Assets				3,393,337	2,214,410
Current Liabilities				7,094,389	7,578,722
Non-current Liabilities				361,244	404,066
Revenue				9,082,236	4,239,501
Profit (loss)				(2,246,673)	(884,964)
Comprehensive Income				(2,219,134)	(864,659)
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest						50.00%	50.00%
Revenue						$ 896,616
Other fixed operating expenses						(239,154)
Depreciation and amortization expense						(824,314)
Other Income						25,735
Interest income						61,769
Income tax expense						(505,710)
Profit (loss)						(585,058)
Comprehensive Income						(585,058)
Percentage of ownership interest transferred		50.00%
Sale of equity interest						11,786,767	$ 13,862,707
Profit on sale of equity interest			$ 1,833,289,000			$ 9,968,845
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets				2,620	2,556
Current Liabilities				27,945	12,779
Cash and cash equivalents				2,620	2,556
Other fixed operating expenses				(14,278)	(5,501,586)
Profit (loss)				14,278	5,501,586
Comprehensive Income				$ (14,278)	$ (5,501,586)
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	50.00%
Current Assets	$ 237,410
Non-current Assets	59,474,494
Current Liabilities	1,927
Non-current Liabilities	886,326
Cash and cash equivalents	1,557
Other fixed operating expenses	(600,822)
Financial costs	(129)
Foreign currency exchange gains (losses)	58,279
Income per adjustment units	3,497
Profit (loss)	(539,175)
Comprehensive Income	$ (539,175)